Property, Plant and Equipment, Net (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net (Textual)
Depreciation expense	$ 598,322	$ 606,165